CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of the prospectus that would have been filed under Rule 497(c) under the 1933 Act with respect to Neuberger Berman Municipal Impact Fund (formerly, Neuberger Berman New York Municipal Income Fund), a series of the Registrant, would not have differed from that contained in Post-Effective Amendment No. 133 to the Registrant’s Registration Statement (“Amendment No. 133”), and (b) that Amendment No. 133 was filed electronically.

Dated: June 20, 2018	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary